Exhibit 99.02 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114045	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted. There are homes in the comps search that exceed $1mil which is above the highest price indicated in the neighborhood but they may be outside the defined neighborhood boundaries since the search is 1 mile radius.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	No	The narrative indicates the subject's kitchens and baths were updated 1-5 years ago but based on their styles, it looks morel like a decade. They have been well maintained but they are dated looking.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	No	The subject's GLA was not bracketed. However, Comp XXX was reasonably close that it did not require an adjustment.	Yes	All of the comparables are within XXX miles which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a XXX story home that has been maintained and under agreement of contract for XXX The appraisal described the kitchens/baths as being updated in the past XXX years. Based on the photos and the style of the kitchen/baths, they appear to have been updated at least XXX years ago. The subject's GLA was not bracketed. Comp XXX was reasonably close that it did not require an adjustment. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX , XXX, XXX sold on XXX for XXX/XXX,XXXsqft lot, built in XXX, XXX, XXX – sold on XXX for XXX/XXX, XXXsqft lot, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114097	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXXX“ the extraordinary assumption is made that XXXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXXX within their reporting platform.